UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     February 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $57,383 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      806    60228 SH       Sole                    60228        0        0
ACME COMMUNICATION INC         COM              004631107      191    38100 SH       Sole                    38100        0        0
ALDILA INC                     COM NEW          014384200      374    25060 SH       Sole                    25060        0        0
ALTRIA GROUP INC               COM              02209s103     3604    42000 SH       Sole                    42000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104       82    51000 SH       Sole                    51000        0        0
AVIS BUDGET GROUP              COM              053774105      228    10509 SH       Sole                    10509        0        0
BANCROFT FUND LTD              COM              059695106      232    11895 SH       Sole                    11895        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     7442     2030 SH       Sole                     2030        0        0
CIMAREX ENERGY CO              COM              171798101     1033    28300 SH       Sole                    28300        0        0
CONOCOPHILLIPS                 COM              20825c104     2791    38788 SH       Sole                    38788        0        0
ELLSWORTH FUND LTD             COM              289074106      672    79585 SH       Sole                    79585        0        0
GENERAL FINANCE CORP           UNIT 99/99/9999  369822200      207    24167 SH       Sole                    24167        0        0
INDUS INTL INC                 COM              45578l100     1308   345000 SH       Sole                   345000        0        0
ISHARES INC                    MSCI PAC J IDX   464286665      269     2145 SH       Sole                     2145        0        0
ISHARES INC                    MSCI TAIWAN      464286731    13875   956218 SH       Sole                   956218        0        0
ISHARES TR                     RUSSELL 1000     464287622      330     4291 SH       Sole                     4291        0        0
ISHARES TR                     US TIPS BD FD    464287176      205     2073 SH       Sole                     2073        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4225    37006 SH       Sole                    37006        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1036    14144 SH       Sole                    14144        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      564     6820 SH       Sole                     6820        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071m104      561    26000 SH       Sole                    26000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071m302      509     5200 SH       Sole                     5200        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207      231    21100 SH       Sole                    21100        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       64    10000 SH       Sole                    10000        0        0
LOEWS CORP                     CAROLNA GP STK   540424207     5974    92300 SH       Sole                    92300        0        0
MC SHIPPING INC                COM              55267q104      567    62690 SH       Sole                    62690        0        0
MVC CAPITAL INC                COM              553829102      669    50050 SH       Sole                    50050        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107n206      394    13334 SH       Sole                    13334        0        0
NOVELIS INC                    COM              67000x106     3517   126300 SH       Sole                   126300        0        0
NUVEEN PREM INCOME MUN FD 2    COM              67063w102      229    16272 SH       Sole                    16272        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      188    13600 SH       Sole                    13600        0        0
PARLUX FRAGRANCES INC          COM              701645103      190    34057 SH       Sole                    34057        0        0
PIONEER TAX ADVNTAGE BALANC    COM              72388r101      865    61813 SH       Sole                    61813        0        0
PREMIER EXIBITIONS INC         COM              74051e102      758   121300 SH       Sole                   121300        0        0
REALOGY CORP                   COM              75605e100      553    18250 SH       Sole                    18250        0        0
SPDR TR                        UNIT SER 1       78462F103      282     1992 SH       Sole                     1992        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     1303    20607 SH       Sole                    20607        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      606     4320 SH       Sole                     4320        0        0
WYNDHAM WORLDWIDE CORP         COM              98310w108      449    14018 SH       Sole                    14018        0        0